Consolidated Statement of Cash Flows (unaudited) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Statement of cash flows [abstract]
Net income	$ 189	$ 526
Adjustments to reconcile net income to net cash flows from operating activities
Depreciation, amortization, impairments and fair value adjustments	1,125	529
Equity-based compensation expense	87	77
Non-cash change in current and non-current provisions and other non-current liabilities	15	44
Losses on disposal and other adjustments on property, plant & equipment and other non-current assets, net	4	2
Interest expense	105	100
Other financial income & expense	(2)	(13)
Share of loss from associated companies	6	15
Taxes	5	87
Interest received	24	37
Interest paid	(104)	(101)
Other financial payments	(4)	(4)
Taxes paid	(78)	(52)
Net cash flows before working capital changes and net payments out of provisions and other non-current liabilities	1,372	1,247
Net payments out of provisions and other cash movements in non-current liabilities	(92)	(32)
Change in net current assets and other operating cash flow items	(352)	(326)
Net cash flows from operating activities	928	889
Purchase of property, plant & equipment	(235)	(208)
Purchase of intangible assets	(96)	(65)
Purchase of investments in associated companies	0	(8)
Payments for financial assets	(91)	(24)
Purchase of time deposits	(100)	0
Proceeds from time deposits	80	150
Proceeds from financial assets	1	1
Acquisitions of businesses, net of cash acquired	0	(568)
Other investing cash flows	1	(10)
Net cash flows used in investing activities	(440)	(732)
Dividends paid to shareholders of Alcon Inc.	(174)	(166)
Repayment of financial debts	(51)	(102)
Proceeds from financial debts, net of issuance costs	51	49
Other net changes in financial debts	1	39
Payments for acquisition of treasury shares	(353)	(116)
Lease payments	(43)	(38)
Payment of withholding taxes related to equity-based compensation	(46)	(43)
Transactions with non-controlling interests	0	(11)
Other financing cash flows	(28)	(91)
Net cash flows used in financing activities	(643)	(479)
Effect of exchange rate changes on cash and cash equivalents	(17)	54
Net change in cash and cash equivalents	(172)	(268)
Cash and cash equivalents at January 1	1,527	1,676
Cash and cash equivalents at June 30	$ 1,355	$ 1,408